Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Operating Lease Payments for Operating Facilities
Future minimum operating lease payments for the operating facilities as of September 30, 2019 were (in thousands):

Remainder of 2019	$142
2020	582
2021	599
2022	153

Total future minimum lease payments	$1,476

Future minimum lease payments for the operating leases for the operating facilities as of December 31, 2018 are (in thousands):

2019	$402
2020	414
2021	426
2022	109

$1,351